Prospectus/ Statement of Additional Information Supplement (SAI) -- Dec. 16, 2005

Fund (Prospectus Date)                                                     Prospectus Form #   SAI (date)    Form #
RiverSource(SM) Aggressive Growth Fund (7/29/05*)                             S-6260-99 F      (11/29/05)    6500 D
RiverSource California Tax-Exempt Fund (10/03/05)                             S-6328-99 Z      (11/29)05)    6500 D
RiverSource Cash Management Fund (10/03/05)                                   S-6320-99 AC     (11/29/05)    6500 D
RiverSource Core Bond Fund (10/03/05)                                         S-6267-99 E      (11/29/05)    6500 D
RiverSource Balanced Fund (11/29/05)                                          S-6326-99 Z      (11/29/05)    6500 D
RiverSource Disciplined Equity Fund (10/03/05)                                S-6263-99 E      (11/29/05)    6500 D
RiverSource Discovery Fund (10/03/05)                                         S-6457 99 AA     (11/29/05)    6500 D
RiverSource Diversified Bond Fund (10/28/05)                                  S-6495-99 Y      (11/29/05)    6500 D
RiverSource Diversified Equity Income Fund (11/29/05)                         S-6475-99 Y      (11/29/05)    6500 D
RiverSource Dividend Opportunity Fund (10/03/05)                              S-6341-99 Z      (11/29/05)    6500 D
RiverSource Emerging Markets Fund (12/30/04*)                                 S-6354-99 N      (11/29/05)    6500 D
RiverSource Equity Value Fund (5/27/05*)                                      S-6382-99 T      (11/29/05)    6500 D
RiverSource European Equity Fund (12/30/04*)                                  S-6006-99 H      (11/29/05)    6500 D
RiverSource Fundamental Growth Fund (7/29/05*)                                S-6261-99 F      (11/29/05)    6500 D
RiverSource Fundamental Value Fund (7/29/05*)                                 S-6236-99 H      (11/29/05)    6500 D
RiverSource Global Balanced Fund (12/30/04*)                                  S-6352-99 M      (11/29/05)    6500 D
RiverSource Global Bond Fund (12/30/04*)                                      S-6309-99 Z      (11/29/05)    6500 D
RiverSource Global Equity Fund (12/30/04*)                                    S-6334-99 Y      (11/29/05)    6500 D
RiverSource Global Technology Fund (12/30/04*)                                S-6395-99 J      (11/29/05)    6500 D
RiverSource Growth Fund (10/03/05)                                            S-6455-99 Z      (11/29/05)    6500 D
RiverSource High Yield Bond Fund (7/29/05*)                                   S-6370-99 Z      (11/29/05)    6500 D
RiverSource Income Opportunities Fund (10/03/05)                              S-6266-99 E      (11/29/05)    6500 D
RiverSource Inflation Protected Securities Fund (10/03/05)                    S-6280-99 D      (11/29/05)    6500 D
RiverSource Insured Tax-Exempt Fund (10/03/05)                                S-6327-99 AA     (11/29/05)    6500 D
RiverSource Intermediate Tax-Exempt Fund (1/28/05*)                           S-6355-99 N      (11/29/05)    6500 D
RiverSource International Aggressive Growth Fund (12/30/04*)                  S-6243-99 H      (11/29/05)    6500 D
RiverSource International Equity Fund (12/30/04*)                             S-6259-99 F      (11/29/05)    6500 D
RiverSource International Opportunity Fund (12/30/04*)                        S-6140-99 AA     (11/29/05)    6500 D
RiverSource International Select Value Fund (12/30/04*)                       S-6242-99 H      (11/29/05)    6500 D
RiverSource International Small Cap Fund (12/30/04*)                          S-6258-99 F      (11/29/05)    6500 D
RiverSource Large Cap Equity Fund (10/03/05)                                  S-6244-99 F      (11/29/05)    6500 D
RiverSource Large Cap Value Fund (10/03/05)                                   S-6246-99 F      (11/29/05)    6500 D
RiverSource Limited Duration Bond Fund (10/03/05)                             S-6265-99 E      (11/29/05)    6500 D
RiverSource Massachusetts Tax-Exempt Fund (10/03/05)                          S-6328-99 Z      (11/29/05)    6500 D
RiverSource Michigan Tax-Exempt Fund (10/03/05)                               S-6328-99 Z      (11/29/05)    6500 D
RiverSource Mid Cap Growth Fund (1/28/05*)                                    S-6426-99 Z      (11/29/05)    6500 D
RiverSource Mid Cap Value Fund (11/29/05)                                     S-6241-99 F      (11/29/05)    6500 D
RiverSource Minnesota Tax-Exempt Fund (10/03/05)                              S-6328-99 Z      (11/29/05)    6500 D
RiverSource New Dimensions Fund(R) (10/17/05)                                 S-6440-99 Z      (11/29/05)    6500 D
RiverSource New York Tax-Exempt Fund (10/03/05)                               S-6328-99 Z      (11/29/05)    6500 D
RiverSource Ohio Tax-Exempt Fund (10/03/05)                                   S-6328-99 Z      (11/29/05)    6500 D
RiverSource Portfolio Builder Aggressive Fund (4/1/05*)                       S-6282-99 D      (11/29/05)    6500 D
RiverSource Portfolio Builder Conservative Fund (4/1/05*)                     S-6282-99 D      (11/29/05)    6500 D
RiverSource Portfolio Builder Moderate Aggressive Fund (4/1/05*)              S-6282 99 D      (11/29/05)    6500 D
RiverSource Portfolio Builder Moderate Conservative Fund (4/1/05*)            S-6282-99 D      (11/29/05)    6500 D
RiverSource Portfolio Builder Moderate Fund (4/1/05*)                         S-6282-99 D      (11/29/05)    6500 D
RiverSource Portfolio Builder Total Equity Fund (4/1/05*)                     S-6282-99 D      (11/29/05)    6500 D
RiverSource Precious Metals Fund (5/27/05*)                                   S-6142-99 AA     (11/29/05)    6500 D
RiverSource Real Estate Fund (10/03/05)                                       S-6281-99 D      (11/29/05)    6500 D
RiverSource S&P 500 Index Fund (4/1/05*)                                      S-6434-99 K      (11/29/05)    6500 D
RiverSource Select Value Fund (7/29/05*)                                      S-6240-99 G      (11/29/05)    6500 D
RiverSource Selective Fund (7/29/05*)                                         S-6376-99 AA     (11/29/05)    6500 D
RiverSource Short Duration U.S. Government Fund (7/29/05*)                    S-6042-99 AA     (11/29/05)    6500 D
RiverSource Small Cap Advantage Fund (5/27/05*)                               S-6427-99 K      (11/29/05)    6500 D
RiverSource Small Cap Equity Fund (7/29/05*)                                  S-6237-99 H      (11/29/05)    6500 D
RiverSource Small Cap Growth Fund (5/27/05*)                                  S-6301-99 H      (11/29/05)    6500 D

S-6380-2 A (12/05)

Prospectus/ Statement of Additional Information Supplement (SAI)-- Dec. 16, 2005

Fund (Prospectus Date)                                                     Prospectus Form #   SAI (date)    Form #
RiverSource Small Cap Value Fund (7/29/05*)                                   S-6239-99 H      (11/29/05)    6500 D
RiverSource Small Company Index Fund (4/1/05*)                                S-6357-99 P      (11/29/05)    6500 D
RiverSource Stock Fund (11/29/05)                                             S-6351-99 Z      (11/29/05)    6500 D
RiverSource Strategic Allocation Fund (11/29/05)                              S-6141-99 Z      (11/29/05)    6500 D
RiverSource Strategy Aggressive Fund (5/27/05**)                              S-6381-99 T      (11/29/05)    6500 D
RiverSource Tax-Exempt Bond Fund (1/28/05*)                                   S-6310-99 AA     (11/29/05)    6500 D
RiverSource Tax-Exempt High Income Fund (1/28/05*)                            S-6430-99 AA     (11/29/05)    6500 D
RiverSource Tax-Exempt Money Market Fund (2/25/05*)                           S-6433-99 AA     (11/29/05)    6500 D
RiverSource U.S. Government Mortgage Fund (7/29/05*)                          S-6245-99 G      (11/29/05)    6500 D
RiverSource Value Fund (7/29/05*)                                             S-6238-99 H      (11/29/05)    6500 D
RiverSource Variable Portfolio - Balanced Fund (10/28/05)                     S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Cash Management Fund (10/28/05)              S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Core Bond Fund (10/28/05)                    S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Core Equity Fund (02/25/05)                  S-6347-99 C      (02/25/05)    S-6347-20 C
RiverSource Variable Portfolio - Diversified Bond Fund (10/28/05)             S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Diversified Equity Income Fund (10/28/05)    S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Emerging Markets Fund (10/28/05)             S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Global Bond Fund (10/28/05)                  S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Global Inflation Protected
  Securities Fund (10/28/05)                                                  S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Growth Fund (10/28/05)                       S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - High Yield Bond Fund (10/28/05)              S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Income Opportunities Fund (10/28/05)         S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - International Opportunity Fund (10/28/05)    S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Large Cap Equity Fund (10/28/05)             S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Large Cap Value Fund (10/28/05)              S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Mid Cap Growth Fund (10/28/05)               S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Mid Cap Value Fund (10/28/05)                S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - New Dimensions Fund(R)(10/28/05)             S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - S&P 500 Index Fund (10/28/05)                S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Select Value Fund (10/28/05)                 S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Short Duration U.S.
  Government Fund (10/28/05)                                                  S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Small Cap Advantage Fund (10/28/05)          S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Small Cap Value Fund (10/28/05)              S-6466-99 Y      (10/28/05)    S-6466-20 Y
RiverSource Variable Portfolio - Strategy Aggressive Fund (10/28/05)          S-6466-99 Y      (10/28/05)    S-6466-20 Y

 * Amended as of Oct. 3, 2005
** Amended as of Nov. 11, 2005

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

SHAREHOLDER MEETINGS

At the regular shareholder meetings of the funds listed above, scheduled to be held on Feb. 15, 2006, shareholders who owned shares on Dec. 16, 2005 will vote on the following proposals:

1. Election of directors/trustees ("Board members"). Shareholders of all funds will vote to elect Board members.

2. Amendment of the Articles of Incorporation. Except for shareholders of California Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt and Ohio Tax-Exempt, shareholders will be asked to approve amendments to the articles of incorporation to permit the Board to establish the minimum account value and to change the name of the corporation to include the name "RiverSource."

3. Investment Management and Services Agreement ("IMS Agreement") with RiverSource Investments, LLC ("RiverSource Investments"). Shareholders of all funds will consider approving an IMS Agreement with RiverSource Investments. On Sept. 30, 2005, Ameriprise Financial Inc., the former investment adviser to each fund and the parent company of RiverSource Investments, became a publicly traded company and on Oct. 1, 2005 transferred its investment management functions and IMS Agreement to RiverSource Investments. While these transfers did not cause a termination of the IMS Agreement, the Board determined that it would be prudent to give shareholders an opportunity to review and vote on the proposed IMS Agreement and the changes briefly described below.

    a. Performance Incentive Adjustment. For equity and balanced funds, the proposed IMS Agreement clarifies the circumstances under which the Board may change an index for purposes of calculating a performance incentive adjustment.

    b. Variable Portfolio Funds. For the variable portfolio funds, the proposed IMS Agreement eliminates transfer agency services, which will be provided under a separate agreement if shareholders approve the IMS Agreement.

    c. Fee Schedule. For certain funds listed in the table below, the proposed IMS Agreement includes an increase in the fee schedule. For the remaining funds, the fee schedule will remain the same or decrease.

                                     -- 2 --

Table 3. Fee Schedules

--------------------------- ---------------------------------------------------------------------------------------
                                                Fee Schedule (annual rate; in billions)
Fund                                  Current                                    Proposed
--------------------------- ------------------------------------------ --------------------------------------------
Diversified Equity Income   First $.5 - .53%; next $.5 - .505%;        First $1 - .60%; next $1 - .575%; next $1
                            next $1 - .48%; next $1 - .455%;  next     - .55%;  next $3 - .525%; next $1.5 -
                            $3 - .43%; over $6 - .40%                  .50%; next $2.5 - .485%;  next $5 - .47%;
                                                                       next $5 - .45%; next $4 - .425%;  next $26
                                                                       - .40%; over $50 - .375%
--------------------------- ------------------------------------------ --------------------------------------------
Mid Cap Growth              First $1 - .60%; next $1 - .575%; next     First $1 - .70%; next $1 - .675%; next $1
                            $1 - .55%;  next $3 - .525%; next $6 -     - .65%;  next $3 - .625%; next $1.5 -
                            .50%; next $12 - .49%; over $24 - .48%     .60%; next $2.5 - .575%; next $5 - .55%;
                                                                       next $9 - .525%; next $26 - .50%; over $50
                                                                       - .475%
--------------------------- ------------------------------------------ --------------------------------------------
Small Cap Advantage         First $.25 - .74%; next $.25 - .715%;      First $.25 - .79%; next $.25 - .765%; next
                            next $.25 - .69%; next $.25 - .665%;       $.25 - .74%; next $.25 - .715%; next $1 -
                            next $1 - .64%; over $2 - .615%            .69%; over $2 - .665%
--------------------------- ------------------------------------------ --------------------------------------------
Strategic Allocation        First $.5 - .53%; next $.5 - .505%; next   First $1 - .57%; next $1 - .545%; next $1
                            $1 - .48%; next $1 - .455%; next $3 -      - .52%;  next $3 - .495%; next $1.5 -
                            .43%; over $6 - 0.40%                      0.47%; next $2.5 - .45%; next $5 - .43%;
                                                                       next $9 - 0.41%; over $24 - 0.39%
--------------------------- ------------------------------------------ --------------------------------------------
VP Diversified Equity       First $.5 - .56%; next $.5 - .545%; next   First $1 - .60%; next $1 - .575%; next $1
Income                      $1 - .53%; next $1 - .515%; next $3 -      - .55%;  next $3 - .525%; next $1.5 -
                            .50%; over $6 - .47%                       .50%; next $2.5 - .485%; next $5 - .47%;
                                                                       next $5 - .45%; next $4 - .425%;  next $26
                                                                       - .40%; over $50 - .375%
--------------------------- ------------------------------------------ --------------------------------------------
VP Mid Cap Growth           First $.25 - .65%; next $.25 - .635%;      First $1 - .70%; next $1 - .675%; next $1
                            next $.25 - .62%; next $.25 - .605%;       - .65%; next $3 - .625%; next $1.5 - .60%;
                            next $1 - .59%; next $1 - .575%; over $3   next $2.5 - .575%; next $5 - .55%; next $9
                            - .56%                                     - .525%; next $26 - .50%; over $50 - .475%
--------------------------- ------------------------------------------ --------------------------------------------

4. Subadvisory Agreements. Shareholders of certain funds will consider approving a subadvisory agreement between RiverSource Investments and a subadviser affiliated with RiverSource Investments, as shown in the table below.

                                                    Table 4. Subadvisory Agreements
--------------------------------------------------------- ---------------------------------- ---------------------------------------
Funds                                                     Subadviser                         Reason for voting
--------------------------------------------------------- ---------------------------------- ---------------------------------------
Small Cap Advantage, VP Small Cap Advantage               Kenwood Capital Management LLC,    Increase in fee paid by RiverSource
                                                          a subsidiary of RiverSource        Investments; addition of performance
                                                          Investments                        incentive adjustment; transfer of
                                                                                             investment management functions as
                                                                                             described in paragraph 3.
--------------------------------------------------------- ---------------------------------- ---------------------------------------
Emerging Markets, European Equity, Global Equity,         Threadneedle International         Transfer of investment management
International Opportunity, VP Emerging Markets, VP        Limited,  a wholly-owned           functions as described in paragraph 3.
International Opportunity                                 subsidiary of  RiverSource
                                                          Investments
--------------------------------------------------------- ---------------------------------- ---------------------------------------
Fundamental Value                                         Davis Selected Advisers, LP, an    Change in fee paid to RiverSource
                                                          affiliate of Ameriprise            Investments; transfer of investment
                                                          Financial, Inc.                    management functions as described in
                                                                                             paragraph 3.
--------------------------------------------------------- ---------------------------------- ---------------------------------------

5. Changes in Fundamental Investment Policies. Shareholders of all funds except the Selling Funds listed in Table 6 will be asked to amend or replace certain fundamental investment policies in order to standardize the policies for the RiverSource funds and eliminate unnecessary limitations. Policies to be voted on include those regarding diversification, the ten percent limitation in a single issuer, lending, and borrowing. Amending or replacing these policies is not expected to have any impact on the funds' investment practices.

                                     -- 3 --

6. Mergers. As shown in the table below, shareholders of certain funds will be asked to approve the reorganization of the fund into another RiverSource fund.
                                Table 6. Mergers

------------------------------- -----------------------------------------
Selling Fund (merging fund)     Buying Fund (surviving fund)
------------------------------- -----------------------------------------
Discovery                       Small Cap Equity
------------------------------- -----------------------------------------
Global Balanced                 Balanced
------------------------------- -----------------------------------------
Insured Tax-Exempt              Tax-Exempt Bond
------------------------------- -----------------------------------------
New Dimensions                  Large Cap Equity
------------------------------- -----------------------------------------
Selective                       Diversified Bond
------------------------------- -----------------------------------------
Stock                           Disciplined Equity
------------------------------- -----------------------------------------
Strategy Aggressive             Aggressive Growth
------------------------------- -----------------------------------------
VP New Dimensions               VP Large Cap Equity
------------------------------- -----------------------------------------
VP Mid Cap Growth               VP Strategy Aggressive
------------------------------- -----------------------------------------

For all funds except Cash Management, Tax-Exempt Money Market, S&P 500 Index and all Variable Portfolio Funds.

Under the section "Sales Charges" of the prospectus, the information regarding where to go on the website to review the information is revised as follows: You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/roa.